Discontinued Operations (Details) - Schedule of consolidated statements of operations from discontinued operations - USD ($)	3 Months Ended		9 Months Ended			10 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Oct. 23, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Furniture and appliances revenue					$ 34,668,113	$ 42,715,266
OPERATING EXPENSES
Cost of sales					28,596,127	35,613,453
Personnel costs					2,909,752	4,715,687
Depreciation and amortization			$ 547,656	$ 62,662	271,036	276,914		$ 1,447,077	$ 1,352,872
General and administrative					4,608,434	7,022,720
TOTAL OPERATING EXPENSES					7,789,221	47,628,774
NET LOSS FROM OPERATIONS					(1,717,238)	(4,919,059)
OTHER INCOME (EXPENSE)
Financing costs					(520,160)	(757,646)
Loss on extinguishment of debt						(1,756,095)
Interest expense, net					(683,211)	(604,909)
Loss on acquisition receivable						(809,000)
Change in warrant liability					106,900	(2,127,656)	$ 106,900
Interest income						9,674
Other income (expense)					15,010
TOTAL OTHER INCOME (EXPENSE)					(1,049,215)	(6,045,632)
NET LOSS BEFORE INCOME TAXES		$ (5,073,901)	240,405	(12,717,710)	(2,766,453)	(10,964,691)		(10,964,688)	(2,766,453)
INCOME TAX BENEFIT					(698,303)	(698,303)
NET LOSS BEFORE NON-CONTROLLING INTERESTS					(2,068,150)	(11,662,984)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS		$ 1,669,777	$ (108,182)	$ 3,260,361	(620,445)	(4,491,222)		$ (4,491,220)	$ (620,445)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS					$ (1,447,705)	$ (7,172,772)